Cover Page	9 Months Ended
Sep. 27, 2019
Cover page.
Entity registrant name	ENVISTA HOLDINGS CORPORATION
Document type	S-4
Document period end date	Sep. 27, 2019
Amendment flag	false
Entity filer category	Non-accelerated Filer
Entity central index key	0001757073
Entity Small Business	false
Entity Emerging Growth Company	false